SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILTY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance	$ 304,490
Additions	1,126,755	270,501	270,501
Mark to Market	336,139	61,029	61,029
Cancellation of Derivative Liabilities Due to Conversions
Reclassification to APIC Due to Conversions		(27,040)	(27,040)
Balance	$ 1,082,106	$ 304,490	$ 304,490